Debt - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Debt Instrument [Line Items]
Principal amounts of Long-term debt payable in the year ending June 30, 2012	$ 496
Principal amounts of Long-term debt payable in the year ending June 30, 2013	273,891
Principal amounts of Long-term debt payable in the year ending June 30, 2014	59,236
Principal amounts of Long-term debt payable in the year ending June 30, 2015	450,014
Principal amounts of Long-term debt payable in the year ending June 30, 2016	100,000
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, 2012	91,435
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, 2013	60,672
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, 2014	40,591
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, 2015	22,126
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, 2016	14,967
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, after 2016	61,810
Rental expense	$ 131,948	$ 133,478	$ 124,546